RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Share	Dec. 31, 2018 USD ($) Share
Disclosure of transactions between related parties [line items]
Number of units granted in share-based payment arrangement | Share	237,109	103,884
Value of units granted in share-based payment arrangement	$ 539	$ 297
Number of units outstanding | Share	889,385	652,276
Value of units outstanding	$ 2,138	$ 1,407
Shared common administrative services and office space [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	8	16
Amounts receivable, related party transactions	1	1
Legal services [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	215	189
Amounts payable, related party transactions	$ 33	$ 5